Quarterly Financial Data (Tables)	12 Months Ended
Oct. 31, 2012
Summary of Quarterly Financial Data

A summary of quarterly financial data (unaudited) is as follows:

	Quarter Ended
In thousands, except per share amounts	January 31	April 30	July 31	October 31
Year ended October 31, 2012:
Revenues, net	$449,621	$492,213	$512,439	$558,966
Gross profit	227,950	242,149	253,488	256,759
Net (loss)/income attributable to Quiksilver, Inc.	(22,605)	(5,120)	12,610	4,359
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	(0.14)	(0.03)	0.07	0.02
Trade accounts receivable	321,785	370,974	398,522	433,743
Inventories	412,291	358,915	391,052	344,746
Year ended October 31, 2011:
Revenues, net	$426,450	$478,093	$503,317	$545,201
Gross profit	223,470	262,169	255,118	283,077
Net (loss)/income attributable to Quiksilver, Inc.	(16,268)	(83,325)	10,437	67,898
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	(0.10)	(0.51)	0.06	0.38
Trade accounts receivable	287,458	341,781	385,927	397,089
Inventories	309,561	289,538	364,833	347,757